1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
ALLISON M. FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

March 10, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Lazard Active ETF Trust (File Nos. 333-285466 and 811-24041)

Dear Sir or Madam:

Enclosed for filing on behalf of Lazard Active ETF Trust (the “Trust”) is Pre-Effective Amendment No. 1 to the Trust’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”). This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (iii) making certain other changes to the Registration Statement.

Please contact me at 212-698-3526 or Vince Nguyen at 212-698-3566 with any comments or questions concerning this filing.

Very truly yours,

/s/ Allison Fumai
Allison Fumai